Property And Equipment Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property And Equipment Net
Schedule of property and equipment
	June 30,	December 31,
	2021	2020

Equipment & installation	$1,965,659	$1,965,659
Trucking equipment	834,375	834,375
Computer equipment and software	14,768	67,126
Office equipment	5,528	27,155
Total equipment	2,820,330	2,894,315

Less: accumulated depreciation	(2,785,384)	(2,814,993)
Construction in process	1,807,707	1,807,707
Property and equipment, net	$1,842,653	$1,887,029

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. For consolidated financial statement purposes, equipment is recorded at cost and depreciated using the straight-line method over their estimated useful lives of 2 to 5 years. Leasehold improvements are recorded at cost and depreciated using the straight-line method over the lesser of their estimated useful lives or the remaining term of the lease.

Expenditures for repairs and maintenance which do not materially extend the useful lives of property and equipment are charged to operations. Management reviews the carrying value of its property and equipment for impairment on an annual basis.